Consolidated Statements of Changes in Equity - CLP ($) $ in Thousands	Issued capital	Total other reserves, net of tax	Reserves for exchange rate differences	Cash Flow hedge reserve	Actuarial gains or losses in employee benefits	Reserve Other Than Translation Cash Flow Hedge And Share based Payment Reserve	Retained earnings	Controlling Equity	Non-Controlling interests	Total
Opening balance at Dec. 31, 2018	$ 270,737,574	$ 110,854,089	$ (306,674,528)	$ (13,668,932)	$ (1,954,077)	$ 433,151,626	$ 462,221,463	$ 843,813,126	$ 19,901,617	$ 863,714,743
Comprehensive income
Earnings							173,721,928	173,721,928	1,524,297	175,246,225
Other comprehensive income		(33,860,238)	(32,401,812)	(1,181,751)	(276,675)			(33,860,238)	(147,226)	(34,007,464)
Total comprehensive income		(33,860,238)	(32,401,812)	(1,181,751)	(276,675)		173,721,928	139,861,690	1,377,071	141,238,761
Dividends							(86,568,579)	(86,568,579)	(1,024,430)	(87,593,009)
Increase (decrease) from other changes							51,543,453	51,543,453		51,543,453
Total changes in equity		(33,860,238)	(32,401,812)	(1,181,751)	(276,675)		138,696,802	104,836,564	352,641	105,189,205
Ending balance at Dec. 31, 2019	270,737,574	76,993,851	(339,076,340)	(14,850,683)	(2,230,752)	433,151,626	600,918,265	948,649,690	20,254,258	968,903,948
Comprehensive income
Earnings							121,999,805	121,999,805	1,117,515	123,117,320
Other comprehensive income		(190,721,437)	(178,420,146)	(9,868,850)	(2,432,441)			(190,721,437)	(992,296)	(191,713,733)
Total comprehensive income		(190,721,437)	(178,420,146)	(9,868,850)	(2,432,441)		121,999,805	(68,721,632)	125,219	(68,596,413)
Dividends							(103,365,468)	(103,365,468)		(103,365,468)
Increase (decrease) from other changes							34,618,524	34,618,524		34,618,524
Total changes in equity		(190,721,437)	(178,420,146)	(9,868,850)	(2,432,441)		53,252,861	(137,468,576)	125,219	(137,343,357)
Ending balance at Dec. 31, 2020	270,737,574	(113,727,586)	(517,496,486)	(24,719,533)	(4,663,193)	433,151,626	654,171,126	811,181,114	20,379,477	831,560,591
Comprehensive income
Earnings							154,698,150	154,698,150	2,333,518	157,031,668
Other comprehensive income		151,016,896	75,916,398	75,323,231	(222,733)			151,016,896	879,539	151,896,435
Total comprehensive income		151,016,896	75,916,398	75,323,231	(222,733)		154,698,150	305,715,046	3,213,057	308,928,103
Dividends							(109,328,860)	(109,328,860)	(1,386,857)	(110,715,717)
Increase (decrease) from other changes							68,576,504	68,576,504	3,064,078	71,640,582
Total changes in equity		151,016,896	75,916,398	75,323,231	(222,733)		113,945,794	264,962,690	4,890,278	269,852,968
Ending balance at Dec. 31, 2021	$ 270,737,574	$ 37,289,310	$ (441,580,088)	$ 50,603,698	$ (4,885,926)	$ 433,151,626	$ 768,116,920	$ 1,076,143,804	$ 25,269,755	$ 1,101,413,559